Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		S/ 4,487,347	S/ 4,440,458
Notional amount asset	[1]	11,729,795	15,999,665
Derivative liabilities notional amount		2,579,164	2,357,967
Off balance sheet total		14,308,959	18,357,632
Notional amount of assets and liabilities off balance sheet total one		33,555,028	34,980,307
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,977,324	3,925,457
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		4,057,830	4,390,342
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		644,019	995,650
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		2,028,514	3,166,675
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		292,906	316,031
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		13,213,024	11,213,104
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		1,545,698	969,113
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		4,001,806	4,150,093
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		485,541	290,365
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		80,151	1,816
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		2,424,566	2,969,027
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		224,485	234,667
Derivative liabilities notional amount		S/ 2,579,164	S/ 2,357,967

[1]	During the years 2022, 2021 and 2020, the Group recognized losses for S/4,523,000, S/60,275,000 and S/39,207,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.